Convertible Debentures (Details Narrative)	1 Months Ended			12 Months Ended
	Sep. 23, 2025 CAD ($) shares	Jun. 26, 2025 USD ($) $ / shares shares	Jun. 26, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Sep. 23, 2025 USD ($) $ / shares	Nov. 12, 2024 USD ($)	May 31, 2024 $ / shares	May 31, 2024 CAD ($)
Loss on remeasurement of convertible debentures				$ (5,418,502)
Conversion price | $ / shares					$ 0.1808
Converted common shares issued | shares				248,893
Interest rate				10.00%
Between May 31, 2023, and November 12, 2024 [Member]
Converted common shares issued | shares				6,172,000
Issuance of convertible debentures							$ 6,127,000
Debenture Conversions [Member]
Conversion price | $ / shares					$ 0.1808	$ 0.1808
Reconciliation of fair value measurements using significant unobservable inputs (level 3)	$ 153,571			$ 799,683
Convertible debenture pricipal amount					$ 677,000	$ 49,000
Converted common shares issued | shares	271,017			2,228,979
Ataraxia Capital [Member]
Convertible debenture issued									$ 3,175,480
Converted common shares issued | shares				13,540,208
Ataraxia Capital [Member] | Bottom [Member]
Conversion price | $ / shares								$ 0.143
Ataraxia Capital [Member] | Top [Member]
Conversion price | $ / shares								$ 0.24
MCAPM LP [Member] | Debenture Conversions [Member]
Common stock issued for conversion of convertible debt		$ 3,375,000
Reconciliation of fair value measurements using significant unobservable inputs (level 3)			$ 9,986,066
Converted common shares issued | shares		15,605,088	15,605,088
MCAPM LP [Member] | Debenture Conversions [Member] | Bottom [Member]
Conversion price | $ / shares		$ 0.1808
MCAPM LP [Member] | Debenture Conversions [Member] | Top [Member]
Conversion price | $ / shares		$ 0.25